Commitments and Contingencies - Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Fiscal Year
Operating Leases, Rent Expense	$ 28.0	$ 42.1	$ 36.6
Gross Lease Obligation [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	25.9
Operating Leases, Future Minimum Payments, Due in Two Years	22.4
Operating Leases, Future Minimum Payments, Due in Three Years	16.2
Operating Leases, Future Minimum Payments, Due in Four Years	11.8
Operating Leases, Future Minimum Payments, Due in Five Years	8.4
Operating Leases, Future Minimum Payments, Due Thereafter	25.8
Operating Leases, Future Minimum Payments Due	110.5
FGL [Member] | Gross Lease Obligation [Member]
Other Commitments [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	9.8
Operating Leases, Future Minimum Payments, Due in Two Years	8.5
Operating Leases, Future Minimum Payments, Due in Three Years	7.8
Operating Leases, Future Minimum Payments, Due in Four Years	6.6
Operating Leases, Future Minimum Payments, Due in Five Years	5.3
Operating Leases, Future Minimum Payments, Due Thereafter	6.8
Operating Leases, Future Minimum Payments Due	$ 44.8